Operating expenses, Outstanding Restricted Common Stock (Details) - shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restricted common stock [Abstract]
Outstanding beginning of period (in shares)		833,695	960,865	819,998
Granted (in shares)		435,000	872,953	874,000
Exercised (in shares)	[1]	503,688	800,723	733,133
Forfeited (in shares)		57,431	199,400	0
Outstanding end of period (in shares)		707,576	833,695	960,865

[1]	Does not include shares in lieu of dividends